UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21076

Registrant Name:	PIMCO Municipal Income Fund II

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	May 31

Date of Reporting Period:	August 31, 2015

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Municipal Income Fund II

August 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 158.2%
MUNICIPAL BONDS & NOTES 152.8%
ALABAMA 5.6%
Alabama Docks Department State Revenue Bonds, Series 2010
6.000% due 10/01/2040	$2,000	$2,310
Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority, Alabama Revenue Bonds, Series 2005
5.000% due 11/15/2030	1,000	1,006
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (c)	21,000	13,721
6.500% due 10/01/2053	21,000	24,144

		41,181

ARIZONA 13.0%
Arizona Health Facilities Authority Revenue Bonds, Series 2008
5.000% due 01/01/2035	3,500	3,718
5.500% due 01/01/2038	2,860	3,082
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2010
5.250% due 10/01/2040	1,500	1,646
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.000% due 09/01/2039	29,700	31,902
Pinal County, Arizona Electric District No. 3 Revenue Bonds, Series 2011
5.250% due 07/01/2036	1,750	1,963
5.250% due 07/01/2041	3,700	4,094
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2039 (d)	10,000	10,995
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	12,430	13,770
5.000% due 12/01/2037	22,400	24,360

		95,530

CALIFORNIA 20.0%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
5.000% due 04/01/2034	1,430	1,583
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2029	6,000	6,874
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	5,000	5,588
Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	4,000	4,343
California Health Facilities Financing Authority Revenue Bonds, (IBC/NPFGC Insured), Series 2007
5.000% due 11/15/2042	6,300	6,539
California Health Facilities Financing Authority Revenue Bonds, Series 2010
5.000% due 11/15/2036	1,500	1,680
9.429% due 11/15/2036 (e)	5,000	6,164
California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	3,000	3,506
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	2,760	3,552
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	2,925	3,168
5.000% due 06/01/2037	1,590	1,691
California State General Obligation Bonds, Series 2008
5.125% due 08/01/2036	5,200	5,711
5.250% due 03/01/2038	2,500	2,717
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	9,500	11,063
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	5,945	6,828
5.500% due 03/01/2040	5,750	6,646
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	4,890	5,787
6.750% due 02/01/2038	17,415	20,526
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	1,935	2,021
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2040	1,000	1,083
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	1,000	1,086
6.000% due 08/15/2042	5,690	6,649
6.500% due 11/01/2021	630	690
Hayward Unified School District, California General Obligation Bonds, Series 2008
5.000% due 08/01/2033	2,000	2,086
Indian Wells Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,500	1,517

Los Angeles Community College District, California General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032	2,000	2,167
Los Angeles Department of Water & Power, California Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2039	4,000	4,282
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,750	2,296
Montebello Unified School District, California General Obligation Bonds, (AGM Insured), Series 2008
5.000% due 08/01/2033	2,000	2,236
Newport Beach, California Revenue Bonds, Series 2011
5.875% due 12/01/2030	3,000	3,735
Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	500	558
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	2,000	2,176
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	3,300	3,674
Santa Clara County, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.750% due 02/01/2041	2,000	2,197
Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	4,725	5,003

		147,422

COLORADO 2.3%
Aurora, Colorado Revenue Bonds, Series 2010
5.000% due 12/01/2040	5,800	6,237
Colorado Health Facilities Authority Revenue Bonds, Series 2007
5.900% due 08/01/2037	980	1,014
Colorado Health Facilities Authority Revenue Bonds, Series 2010
5.000% due 01/01/2040	6,045	6,553
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010
5.625% due 12/01/2040	1,000	1,091
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	1,430	1,866

		16,761

CONNECTICUT 0.3%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	1,000	1,070
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.875% due 04/01/2039	1,250	1,456

		2,526

FLORIDA 7.1%
Brevard County, Florida Health Facilities Authority Revenue Bonds, Series 2009
7.000% due 04/01/2039	1,000	1,203
Broward County, Florida Airport System Revenue Bonds, Series 2009
5.375% due 10/01/2029	600	680
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2042	8,000	8,767
Broward County, Florida Water & Sewer Utility Revenue Bonds, Series 2009
5.250% due 10/01/2034 (d)	8,500	9,612
Clearwater, Florida Water & Sewer Revenue Bonds, Series 2009
5.250% due 12/01/2039	1,000	1,139
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	300	334
Florida State General Obligation Bonds, Series 2009
5.000% due 06/01/2038 (d)	7,900	8,660
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2005
5.000% due 11/15/2031	1,830	1,848
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2008
5.625% due 11/15/2037	3,000	3,411
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	10,000	10,977
Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	500	503
Sumter Landing Community Development District, Florida Revenue Bonds, (NPFGC Insured), Series 2005
4.750% due 10/01/2035	5,000	4,981

		52,115

GEORGIA 5.7%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2010
5.000% due 01/01/2040	1,500	1,638
Atlanta Development Authority, Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2044	3,895	4,245
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	2,775	2,790
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060 (a)	32,680	33,514

		42,187

ILLINOIS 12.0%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	10,000	9,302
5.500% due 01/01/2042	1,250	1,134
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	15,100	14,509
5.500% due 01/01/2034	5,200	4,825
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AGC Insured), Series 2008
5.000% due 01/01/2038	1,250	1,251
Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2029	2,000	2,068
Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	2,277	2,282
6.750% due 12/01/2032	5,406	5,416
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	3,085	3,309
7.000% due 01/01/2028	2,900	3,125
Illinois Finance Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	2,500	2,665
6.000% due 03/01/2037 ^	250	62
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037 (d)	5,000	5,629
7.125% due 11/15/2037	700	823
Illinois Finance Authority Revenue Bonds, Series 2010
6.000% due 05/01/2028	2,000	2,247
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	26,225	26,558
Illinois State Toll Highway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2033	3,000	3,395

		88,600

INDIANA 0.6%
Indiana Finance Authority Revenue Bonds, Series 2009
6.000% due 08/01/2039	1,500	1,712
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.800% due 09/01/2047	990	1,024
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,720	2,002

		4,738

IOWA 3.6%
Iowa Finance Authority Revenue Bonds, Series 2007
6.750% due 11/15/2042	4,500	4,704
Iowa Finance Authority Revenue Bonds, Series 2013
5.250% due 12/01/2025	6,000	6,522
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	144	1
2.700% due 11/15/2046 ^	769	404
Iowa Finance Authority Revenue Notes, Series 2013
5.500% due 12/01/2022	5,000	5,265
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	10,350	9,764

		26,660

KANSAS 0.2%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	573
Manhattan, Kansas Revenue Bonds, Series 2007
5.000% due 05/15/2036	850	841

		1,414

KENTUCKY 0.2%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	1,000	1,134

LOUISIANA 1.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	871
6.000% due 10/01/2044	1,000	1,165
6.500% due 11/01/2035	450	532
Louisiana Public Facilities Authority Revenue Bonds, Series 2007
5.500% due 05/15/2047	3,300	3,487
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,315

		8,370

MARYLAND 1.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	4,050	4,504
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	1,400	1,551
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 08/15/2041	2,380	2,546

		8,601

MASSACHUSETTS 1.3%
Massachusetts Development Finance Agency Revenue Bonds, Series 2007
6.750% due 10/15/2037	4,610	4,752
Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.000% due 07/01/2042	1,000	1,108
7.625% due 10/15/2037	565	619
Massachusetts State College Building Authority Revenue Bonds, Series 2009
5.500% due 05/01/2039	2,900	3,300

		9,779

MICHIGAN 0.7%
Detroit, Michigan General Obligation Bonds, Series 2010
5.250% due 11/01/2035	1,000	1,079
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	800	456
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	3,000	3,637

		5,172

MINNESOTA 0.4%
North Oaks, Minnesota Revenue Bonds, Series 2007
6.000% due 10/01/2033	2,640	2,779
St Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	400	467

		3,246

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (AMBAC Insured), Series 1999
5.000% due 07/01/2024	40	41

MISSOURI 1.5%
Lee’s Summit, Missouri Tax Allocation Bonds, Series 2011
5.625% due 10/01/2023	430	429
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 11/15/2044	10,000	10,890

		11,319

NEVADA 1.4%
Clark County, Nevada General Obligation Bonds, Series 2006
4.750% due 11/01/2035 (d)	10,000	10,296

NEW HAMPSHIRE 0.3%
New Hampshire Business Finance Authority Revenue Bonds, Series 2009
6.125% due 10/01/2039	2,000	2,221

NEW JERSEY 6.9%
Burlington County, New Jersey Bridge Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	950	965
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.000% due 05/15/2028	525	289
New Jersey Economic Development Authority Revenue Bonds, Series 2010
5.875% due 06/01/2042	2,000	2,221
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 10/01/2021	4,000	4,389
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,500	1,553
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,775
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	4,000	4,555
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
5.250% due 01/01/2040	2,000	2,189
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	14,255	10,679
5.000% due 06/01/2041	29,475	22,313

		50,928

NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	2,000	2,197

NEW YORK 20.5%
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	33,500	36,716
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,880	4,311
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015
5.250% due 11/15/2029	5,500	6,490
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^	298	36
6.700% due 01/01/2049	825	795
New York City, New York Water & Sewer System Revenue Bonds, Series 2007
4.750% due 06/15/2035 (d)	4,000	4,241
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.000% due 06/15/2039	2,000	2,230
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (d)	11,505	13,389
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,108
5.625% due 07/15/2047	2,500	2,829
6.375% due 07/15/2049	1,250	1,416
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	10,000	11,113
5.750% due 11/15/2051	54,000	62,144
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	2,000	2,006
New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,750	2,002

		150,826

NORTH CAROLINA 0.1%
North Carolina Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	550	563

NORTH DAKOTA 0.5%
Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	3,710	3,856

OHIO 8.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	6,000	5,019
5.875% due 06/01/2047	23,100	18,575
6.500% due 06/01/2047	19,400	16,914
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2030	3,900	4,325
Ohio State Revenue Bonds, Series 2009
5.500% due 01/01/2039	3,000	3,344
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	10,000	10,833
Ohio State Water Development Authority Revenue Bonds, Series 2005
4.000% due 01/01/2034	2,500	2,538

		61,548

OREGON 0.3%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2009
5.500% due 07/15/2035	1,000	1,127

Oregon Department of Administrative Services State Certificates of Participation Bonds, Series 2009
5.250% due 05/01/2039	1,155	1,287

		2,414

PENNSYLVANIA 9.4%
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	7,500	8,061
Capital Region Water, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036 ^	3,190	1,914
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	1,000	1,073
6.000% due 07/01/2035	670	719
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	500	562
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, (FHA Insured), Series 2010
5.375% due 08/01/2038	8,465	10,039

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 03/01/2040	400	429
6.000% due 07/01/2043	850	890
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	10,000	10,938
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2015
5.000% due 04/01/2045	5,500	6,030
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	1,000	1,044
5.625% due 07/01/2042	7,000	7,209
Philadelphia, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2008
5.250% due 12/15/2032	17,000	18,667
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2009
5.250% due 01/01/2036	500	546
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2010
5.125% due 07/01/2030	1,000	1,118

		69,239

RHODE ISLAND 2.6%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	7,705	7,787
5.000% due 06/01/2050	11,450	11,412

		19,199

SOUTH CAROLINA 1.7%
Greenwood County, South Carolina Revenue Bonds, Series 2009
5.375% due 10/01/2039	1,000	1,112
South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.500% due 12/01/2053	10,000	11,186

		12,298

TENNESSEE 1.9%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.625% due 10/01/2039	1,750	1,958
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	1,000	1,123
Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2006
5.250% due 09/01/2036	500	516
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	3,000	3,375
5.000% due 02/01/2027	6,000	6,750

		13,722

TEXAS 18.4%
Austin Trust, Texas General Obligation Bonds, Series 2007
4.750% due 04/01/2036 (d)	17,500	17,957
Dallas, Texas Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	2,500	2,792
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	21,000	22,814
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
5.250% due 10/01/2029	3,750	4,298
5.500% due 10/01/2039	12,700	14,379
HFDC of Central Texas, Inc. Revenue Bonds, Series 2006
5.500% due 02/15/2037	700	706
North Harris County, Texas Regional Water Authority Revenue Bonds, Series 2008
5.250% due 12/15/2033	10,300	11,480
5.500% due 12/15/2038	10,300	11,604
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	5,000	5,457
5.750% due 01/01/2033	1,200	1,336
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	5,750	6,143
5.500% due 09/01/2041	1,300	1,513
San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010
6.700% due 08/15/2040	250	291
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	3,000	3,481
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	19,380	23,161
Texas State General Obligation Bonds, Series 2010
8.938% due 04/01/2037 (e)	5,365	6,101
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds, Series 2007
5.875% due 12/01/2036	1,000	1,073
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,162

		135,748

VIRGINIA 0.3%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,127
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^	412	15
6.000% due 06/01/2043	1,273	1,187

		2,329

WASHINGTON 2.3%
Washington Health Care Facilities Authority Revenue Bonds, (AGC Insured), Series 2008
6.000% due 08/15/2039	1,300	1,532
Washington Health Care Facilities Authority Revenue Bonds, Series 2007
6.125% due 08/15/2037	13,000	13,976
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	1,000	1,209

		16,717

WEST VIRGINIA 0.6%
West Virginia Economic Development Authority Revenue Bonds, Series 2010
5.375% due 12/01/2038	2,000	2,169
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041	1,955	2,123

		4,292

WISCONSIN 0.2%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2039	1,000	1,187

Total Municipal Bonds & Notes (Cost $1,032,552)		1,126,376

SHORT-TERM INSTRUMENTS 5.4%
REPURCHASE AGREEMENTS (f) 2.6%		19,000

U.S. TREASURY BILLS 2.8%
0.145% due 01/07/2016 - 01/28/2016 (b)	20,500	20,489

Total Short-Term Instruments (Cost $39,488)		39,489

Total Investments in Securities (Cost $1,072,040)		1,165,865

Total Investments 158.2% (Cost $1,072,040)		$1,165,865
Preferred Shares (49.8%)		(367,000)
Other Assets and Liabilities, net (8.4%)		(61,898)

Net Assets Applicable to Common Shareholders 100.0%		$736,967

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Security becomes interest bearing at a future date.

(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5(a) in the Notes to Financial Statements for more information.

(e)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on August 31, 2015.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SAL	0.260%	08/31/2015	09/01/2015	$19,000	U.S. Treasury Notes 2.125% due 12/31/2021	$(19,337)	$19,000	$19,000

Total Repurchase Agreements						$(19,337)	$19,000	$19,000

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 08/31/2015
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$41,181	$0	$41,181
Arizona	0	95,530	0	95,530
California	0	147,422	0	147,422
Colorado	0	16,761	0	16,761
Connecticut	0	2,526	0	2,526
Florida	0	52,115	0	52,115
Georgia	0	42,187	0	42,187
Illinois	0	88,600	0	88,600
Indiana	0	4,738	0	4,738
Iowa	0	26,660	0	26,660
Kansas	0	1,414	0	1,414
Kentucky	0	1,134	0	1,134
Louisiana	0	8,370	0	8,370
Maryland	0	8,601	0	8,601
Massachusetts	0	9,779	0	9,779
Michigan	0	5,172	0	5,172
Minnesota	0	3,246	0	3,246
Mississippi	0	41	0	41
Missouri	0	11,319	0	11,319
Nevada	0	10,296	0	10,296
New Hampshire	0	2,221	0	2,221
New Jersey	0	50,928	0	50,928
New Mexico	0	2,197	0	2,197
New York	0	150,826	0	150,826
North Carolina	0	563	0	563
North Dakota	0	3,856	0	3,856
Ohio	0	61,548	0	61,548
Oregon	0	2,414	0	2,414
Pennsylvania	0	69,239	0	69,239
Rhode Island	0	19,199	0	19,199
South Carolina	0	12,298	0	12,298
Tennessee	0	13,722	0	13,722
Texas	0	135,748	0	135,748
Virginia	0	2,329	0	2,329
Washington	0	16,717	0	16,717
West Virginia	0	4,292	0	4,292
Wisconsin	0	1,187	0	1,187
Short-Term Instruments
Repurchase Agreements	0	19,000	0	19,000
U.S. Treasury Bills	0	20,489	0	20,489

Total Investments	$0	$1,165,865	$0	$1,165,865

There were no significant transfers between Levels 1, 2, or 3 during the period ended August 31, 2015.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Fund’s shares is based on the Fund’s net asset value (“NAV”). The NAV of the Fund is determined by dividing the total value of portfolio investments and other assets attributable to that Fund, less any liabilities, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers, or prices (including evaluated prices) supplied by the Fund’s approved pricing services , quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

Investments for which market quotes or market-based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board, (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investment will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments of the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of August 31, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of August 31, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$1,072,040	$101,689	$(7,864)	$93,825

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
SAL	Citigroup Global Markets, Inc.

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund II
By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)
Date: October 27, 2015
By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)
Date: October 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)
Date: October 27, 2015
By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)
Date: October 27, 2015